Goodwill Rollforward of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, beginning of period	$ 3,979.0	$ 3,949.0	$ 3,995.1
Foreign currency translation & other	20.2	(83.2)	(67.3)
Goodwill, end of period	$ 3,999.2	$ 3,979.0	$ 3,949.0